SUBSEQUENT EVENTS - Reverse Stock Split (Details)	Mar. 30, 2021	Mar. 16, 2021	Mar. 29, 2021 shares
Subsequent Event [Line Items]
Reverse stock split ratio	0.18
Subsequent event
Subsequent Event [Line Items]
Reverse stock split ratio		5.545
Number of fractional shares issued			0